Certain Balance Sheet Items (Tables)	3 Months Ended
Mar. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of Other Current Assets [Table Text Block]
The following table summarizes other current assets (in thousands):

	March 31, 2022	December 31, 2021
Prepaid digital hosting services	$30,491	$20,043
Prepaid services	966	1,477
Prepaid insurance	262	406
Other	1,130	101
	$32,849	$22,027

Schedule of Other Assets, Noncurrent [Table Text Block]	The following table summarizes other assets (in thousands):

	March 31, 2022	December 31, 2021
Deposit for mining equipment	$107,850	$102,238
Prepaid insurance and services	217	251
Other	11	59
	$108,078	$102,548